Property, plant and equipment, net	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net

Note 9 — Property, plant and equipment, net

Property, plant and equipment, net, consisted of the following:

	As of March 31,
	2023	2022

Computer equipment	$5,791	$5,352
Office equipment, fixtures and furniture	16,578	37,119
Subtotal	22,369	42,471
Less: Accumulated depreciation	(17,597)	(35,464)
Total	$4,772	$7,007

Depreciation expense for the years ended March 31, 2023 and 2022 amounted to $4,596 and $4,694, respectively. There was a loss on disposal of computer and office equipment, fixtures, and furniture for the year ended March 31, 2023 whereas there was no such disposal for the year ended March 31, 2022. No impairment of property, plant and equipment was recognized for the years ended March 31, 2023 and 2022.